Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Beginning balance	¥ 8,397	¥ 16,368
Reversals	(2,072)	(7,971)
Ending balance	¥ 6,325	¥ 8,397